RIGHT-OF-USE ASSETS - Maturity of Lease Payments (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp) contract	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
RIGHT-OF-USE ASSETS
Total lease payments	Rp 21,908
Interest	(3,435)
Net present value of lease payments	18,473
Current maturities	(4,772)	$ (307)	Rp (5,525)
Non-current	Rp 13,701	$ 880	Rp 10,363
Number of lease contracts with variable lease payments | contract	0
Minimum
RIGHT-OF-USE ASSETS
Lease term	1 year
Maximum
RIGHT-OF-USE ASSETS
Lease term	33 years
No later than a year
RIGHT-OF-USE ASSETS
Total lease payments	Rp 5,741
Later than 1 year and no later than 5 years
RIGHT-OF-USE ASSETS
Total lease payments	11,278
Later than 5 years
RIGHT-OF-USE ASSETS
Total lease payments	Rp 4,889